Shareholder Report, Line Graph (Details) 191994_Carillon Chartwell Real Income Fund_Class C_TSR Annual {Class C} - USD ($)			12 Months Ended
	Dec. 31, 2024	Apr. 26, 2024	Dec. 31, 2025
Class C
Account Value [Line Items]
Line Graph and Table Measure Name			Class C (with sales charge)
Accumulated Value	$ 10,585	$ 10,000	$ 11,872
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,458	10,000	$ 11,222
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. TIPS Index
Accumulated Value	$ 10,354	$ 10,000	$ 11,080